Property and Equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 17,277	$ 134,951	$ 222,173	$ 253,063